Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Capital Lease Obligations [Line Items]
Capital lease obligations	$ 14,101	$ 30,162
Less current portion	7,127	22,662
Noncurrent portion of capital leases	$ 6,974	$ 7,500